Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of property plant and equipment

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment and communications	Construction in process	Supplies and spare parts	Total
At 12.31.23
Cost	79,846	719,080	1,805,578	800,959	255,109	708,551	13,090	4,382,213
Accumulated depreciation	(22,826)	(287,465)	(801,585)	(364,851)	(133,375)	-	-	(1,610,102)
Net amount	57,020	431,615	1,003,993	436,108	121,734	708,551	13,090	2,772,111

Additions	1,107	159	3,675	12,649	25,348	346,277	-	389,215
Disposals	-	(2,261)	(1,549)	(274)	(66)	-	-	(4,150)
Transfers	437	24,289	65,885	24,181	17,281	(153,238)	21,165	-
Depreciation for the year	(2,083)	(28,787)	(66,862)	(34,855)	(21,972)	-	-	(154,559)
Net amount 12.31.24	56,481	425,015	1,005,142	437,809	142,325	901,590	34,255	3,002,617

At 12.31.24
Cost	81,391	737,422	1,868,230	837,417	297,038	901,590	34,255	4,757,343
Accumulated depreciation	(24,910)	(312,407)	(863,088)	(399,608)	(154,713)	-	-	(1,754,726)
Net amount	56,481	425,015	1,005,142	437,809	142,325	901,590	34,255	3,002,617

•     During the year ended December 31, 2024, the Company capitalized as direct own costs $ 33,364.

	Lands and buildings	Substations	High, medium and low voltage lines	Meters and Transformer chambers and platforms	Tools, Furniture, vehicles, equipment and communications	Construction in process	Supplies and spare parts	Total
At 12.31.22
Cost	75,297	704,797	1,750,330	770,118	199,751	609,146	8,166	4,117,605
Accumulated depreciation	(17,127)	(256,745)	(723,672)	(326,957)	(108,067)	-	-	(1,432,568)
Net amount	58,170	448,052	1,026,658	443,161	91,684	609,146	8,166	2,685,037

Additions	1,019	172	11,761	14,734	21,215	220,318	-	269,219
Disposals	(37)	(61)	(854)	(952)	(33)	-	-	(1,937)
Transfers	3,576	14,196	46,347	17,513	34,357	(120,913)	4,924	-
Depreciation for the year	(5,708)	(30,744)	(79,919)	(38,348)	(25,489)	-	-	(180,208)
Net amount 12.31.23	57,020	431,615	1,003,993	436,108	121,734	708,551	13,090	2,772,111

At 12.31.23
Cost	79,846	719,080	1,805,578	800,959	255,109	708,551	13,090	4,382,213
Accumulated depreciation	(22,826)	(287,465)	(801,585)	(364,851)	(133,375)	-	-	(1,610,102)
Net amount	57,020	431,615	1,003,993	436,108	121,734	708,551	13,090	2,772,111